Accrued Expenses and Other Current Liabilities - Components of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Liabilities, Current [Abstract]
Consideration payable in connection with business acquisitions		¥ 191,431		¥ 376,187
Salary and welfare payable		258,635		335,024
Refund liabilities	[1]	147,093		137,510
Accrued expenses		129,900		61,962
Other tax payable		12,531		25,060
Interest payable		23,530		20,342
Payables for purchase of property, plant and equipment		8,759		16,113
Others		13,015		11,517
Accrued expenses and other current liabilities		¥ 784,894	$ 120,290	¥ 983,715

[1]	Refund liabilities represented estimated amounts of service fee collected that may be subject to refund to the customers related to K-12 tutoring services and study abroad tutoring services.